Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited - Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2015 CNY (¥)	Aug. 31, 2014 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,883,000	$ 285,788	¥ 356,018	¥ 240,684
Amounts due from related parties	7,940	1,205	138,091
Other receivables, deposits and other assets	30,535	4,634	29,348
Total current assets	1,950,145	295,979	572,036
Total non-current assets	736,487	111,778	667,196
TOTAL ASSETS	2,686,632	407,757	1,239,232
Current liabilities
Accrued expenses and other current liabilities	272,479	41,355	201,019
TOTAL LIABILITIES	1,267,174	192,322	1,077,671
EQUITY
Share capital	7	1	7
Additional paid-in capital	1,403,608	213,029	239,760
Accumulated other comprehensive loss	(36,494)	(5,539)
Accumulated deficit	(15,933)	(2,418)	(170,851)
Shareholders’ equity	1,416,133	214,930	116,729
TOTAL LIABILITIES AND EQUITY	2,686,632	407,757	1,239,232
Bright Scholar Education Holdings Limited
Current assets
Cash and cash equivalents	1,094,979	166,188
Amounts due from related parties	14,735	2,236
Other receivables, deposits and other assets	399	61
Total current assets	1,110,113	168,485
Investment in subsidiaries	307,045	46,601	116,729
Total non-current assets	307,045	46,601	116,729
TOTAL ASSETS	1,417,158	215,086	116,729
Current liabilities
Accrued expenses and other current liabilities	1,025	156
TOTAL LIABILITIES	1,025	156
EQUITY
Share capital	7	1	7
Additional paid-in capital	1,403,608	213,029	239,760
Accumulated other comprehensive loss	(36,494)	(5,539)
Accumulated deficit	49,012	7,439	(123,038)
Shareholders’ equity	1,416,133	214,930	116,729	¥ (44,497)	¥ (15,936)
TOTAL LIABILITIES AND EQUITY	¥ 1,417,158	$ 215,086	¥ 116,729